Long-Term Debt, $5.0 Million Convertible Debentures (Details) - $5.0 Million Convertible Debentures [Member]		1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 27, 2020 USD ($) $ / shares	Feb. 19, 2020 USD ($) Debenture	Jun. 08, 2020 USD ($) shares	Dec. 31, 2021 USD ($) d	Dec. 31, 2020 USD ($)	Feb. 10, 2020 USD ($)
Long-Term Debt [Abstract]
Number of unsecured convertible debentures issued and sold | Debenture		3
Face amount	$ 2,000,000.0	$ 1,500,000	$ 5,000,000.0		$ 5,000,000.0	$ 1,500,000
Maturity period				12 months
Interest rate	6.00%
Conversion price (in dollars per share) | $ / shares	$ 2.25
Percentage of common stock price paid if redemption price is paid in common shares	90.00%
Number of trading days | d				10
Converted amount of debt			$ 5,057,773
Shares issued upon conversion of debt (in shares) | shares			804,208
Aggregate amount of BCF				$ 532,437